Fair Value Measurements (Tables)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of assets that are measured at fair value on a recurring basis
March 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	$230,070,699	$—	$—
Liabilities:
Derivative warrant liabilities — public warrants	$7,285,410	$—	$—
Derivative warrant liabilities — private warrants	$—	$—	$7,240,850

December 31, 2020

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities	$230,017,782	$—	$—
Liabilities:
Derivative warrant liabilities — public warrants	$—	$—	$6,762,630
Derivative warrant liabilities — private warrants	$—	$—	$6,705,000

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$230,017,782	$—	$—

Liabilities:
Derivative warrant liabilities — Public Warrants	$—	$—	$6,762,630
Derivative warrant liabilities — Private Warrants	$—	$—	$6,705,000

Summary of fair value measurement inputs and valuation techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of March 31, 2021	As of December 31, 2020
Stock price	$10.01	$9.98
Volatility	22.1%	23.5%
Expected life of the options to convert	5.23	5.47
Risk-free rate	0.97%	0.43%
Dividend yield	—	—

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of November 18, 2020	As of December 31, 2020
Stock price	$9.72	$9.98
Volatility	23.20%	23.50%
Expected life of the options to convert	5.6	5.5
Risk-free rate	0.47%	0.43%
Dividend yield	—	—

Summary of fair value of the derivative warrant liabilities
The change in the fair value of the derivative warrant liabilities for three months ended March 31, 2021 is summarized as follows:

Derivative warrant liabilities at Januar y 1, 202 1	$13,467,630
Transfer of Public Warrants to Level 1	(7,285,410)
Change in fair value of derivative warrant liabilities	1,058,630
Level 3 — Derivative warrant liabilities at March 31, 2021	$7,240,850